Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Leases
Rent expense	$ 364	$ 385
Sublease income received on leased assets	$ 7	$ 11
Present value of minimum finance lease payments, current			$ 17
Present value of minimum finance lease payments, Noncurrent			$ 154